Note 8 - Collaborative Agreements (Details Textual) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended		133 Months Ended	142 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Sep. 30, 2016
University of Toronto [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years
University of Toronto [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 1		$ 1
University of Toronto [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						0.26		$ 0.26
University of Toronto [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures								25,000
Professor [Member] | Employee Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								13 years	13 years
Professor [Member] | Employee Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period								10 years	10 years
Professor [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price	$ 1			$ 1		1		$ 1	$ 1
Professor [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						0.26		$ 0.26
Professor [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures								483,299	275,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price						$ 1		$ 1
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	125,000			125,000		62,500		62,500	125,000
In Process Research and Development [Member]
Research and Development Expense	$ 3,000	$ 7,056		$ 4,500	$ 10,584
Research and Development Expense	$ 114,941	$ 203,814	$ 265,238	$ 537,662		$ 456,274	$ 191,069